Dividends (Tables)	6 Months Ended
Jun. 30, 2018
Interim Financial Reporting [Abstract]
Disclosure of dividends announced and paid

	Second	Second	First	First
	quarter	quarter	half	half
	2018	2017	2018	2017
Dividends paid per ordinary share
cents	10.000	10.000	20.000	20.000
pence	7.444	7.756	14.613	15.915
Dividends paid per ADS (cents)	60.00	60.00	120.00	120.00
Scrip dividends
Number of shares issued (millions)	34.5	70.1	57.9	185.2
Value of shares issued ($ million)	266	420	421	1,062